Annual Fund Operating Expenses - Class ACIS - DWS Health and Wellness Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	1.35%
Fee waiver/expense reimbursement	0.23%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.12%
Class C
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	2.13%
Fee waiver/expense reimbursement	0.26%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.87%
INST Class
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	1.06%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.87%
Class S
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	1.07%
Fee waiver/expense reimbursement	0.20%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.87%